LONG-TERM INVESTMENT (Details)	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jul. 31, 2017 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Cost of equity method investment	$ 485,059	$ 462,295
Profit (loss) from equity method investment	112,538	77,385
Dividend Distribution received	(57,080)
Total long-term investment	$ 540,517	$ 539,680
Funong | Gansu QLS
Schedule of Equity Method Investments [Line Items]
Cost of equity method investment | ¥			¥ 3,300,000